BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions
The details of each transaction are as follows (see “Item 7—Major Unitholders and Related Party Transactions-Related Party Transactions”):

	Golar Eskimo	Golar Igloo	Golar Maria
(in thousands of $)	January 20, 2015	March 28, 2014	February 7, 2013
Purchase consideration (1)	226,010	156,001	127,910
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	292,872	287,542	215,000
Intangible asset	95,520	19,099	—
Cash	298	682	7,981
Fair value of interest rate swap	—	3,636	(3,096)
Other assets and liabilities	150	6,312	(2,450)
Long-term debt	(162,830)	(161,270)	(89,525)
Subtotal	(226,010)	(156,001)	(127,910)
Difference between the purchase price and fair value of net assets acquired	—	—	—
__________________________________________
(1) The purchase consideration comprised the following:

(in thousands of $)	Golar Eskimo	Golar Igloo	Golar Maria
Loan from Golar	220,000	—	—
Cash consideration paid to Golar	7,170	148,730	125,500
Adjustment for the interest rate swap asset assumed	—	3,636	(3,096)
Purchase price adjustments	(1,160)	3,635	5,506
	226,010	156,001	127,910

Schedule of Pro Forma Financial Information
The table below shows our summarized consolidated pro forma annual financial information for the year ended December 31, 2015, giving effect to our acquisition of the Golar Eskimo as if it had taken place on January 1, 2015.

Unaudited
(in thousands of $, except per unit data)	2015
Revenues	435,573
Net income	163,022
Earnings per unit (basic and diluted):
Common unitholders	$2.38
The table below shows our summarized consolidated pro forma annual financial information for the year ended December 31, 2014, giving effect to our acquisition of the Golar Igloo as if it had taken place on January 1, 2014.

Unaudited
(in thousands of $, except per unit data)	2014
Revenues	400,209
Net income	184,751
Earnings per unit (basic and diluted):
Common unitholders	$2.56
The table below shows our comparative summarized consolidated pro forma financial information for the year ended December 31, 2013, giving effect to our acquisition of the Golar Maria as if it had taken place on January 1, 2013.

Unaudited
(in thousands of $, except per unit data)	2013
Revenues	332,150
Net income	152,388
Earnings per unit (basic and diluted):
Common unitholders	$2.33